Derivative Financial Instruments (Additional Information) (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021
Changes in fair value of credit derivative [abstract]
Gain on the derivative financial instrument		£ 1,020
Foreign exchange loss	£ 1,020